Share Based Payment	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Based Payment
13.
SHARE BASED PAYMENT

On March 2, 2023, the Company adopted the Stock Option and Incentive Plan Regulation 2023 ("2023 Plan") which allows for the grant of equity incentives, including share-based options, stock appreciation rights ("SARs"), restricted shares and other awards. The 2023 Plan lays out the details for the equity incentives for talent acquisition and retention purposes.

Each grant of share-based options made under the 2023 Plan entitles the grantee to acquire ordinary shares from the Company with payment of the exercise price in cash. In the case of SARs, the intention of the Company is settling in equity. For each grant of share-based options or SARs, the Company issues a grant notice, which details the terms of the options or SARs, including number of shares, exercise price, vesting conditions and expiration date. Options granted under the 2023 Plan vest over periods ranging from one to four years and expire one day before the tenth anniversary of the grant date. The specific terms of each grant are set by the Board of Directors.

The 2023 Plan reflects the revised capital structure of the Company following completion of the Business Combination in March 2023. As a result, all option holders holding options under the prior Stock Option and Incentive Plan Regulation 2018 (”2018 Plan”) prior to the close of the Business Combination exchanged their options held in Legacy Oculis for newly issued options to purchase ordinary shares of Oculis (“Converted Options”) and additional earnout options. The Converted Options continue to be subject to substantially the same terms and conditions except that the number of ordinary shares of Oculis issuable and related exercise prices were adjusted by the Exchange Ratio with all other terms remaining unchanged. The comparative fair value calculation of options using the Black-Scholes model before and after the merger concluded that there was no significant change in value. The exchange of equity awards under the prior 2018 Plan for equity awards under the 2023 Plan was determined to be a modification in accordance with IFRS 2 – Share-based payment. The Group has and will continue to record the related expense per the original valuation and vesting period without incremental charges.

Option awards and SARs

Each share-based option or SAR granted under the 2023 Plan entitles the grantee to acquire common shares from the Company with cash payment of the exercise price. For each grant of share-based options or SARs, the Company provides a grant notice which details the terms of the option, including exercise price, vesting conditions and expiration date. The terms of each grant are set by the Board of Directors.

The fair value of option awards and SARs is determined using the Black-Scholes option-pricing model. The weighted average grant date fair value of options granted during the year ended December 31, 2024 was CHF 7.80 or $8.85 per share. The weighted average grant date fair value of options and SARs granted during the year ended December 31, 2023 was CHF 5.24 or $5.83 per share. The weighted average grant date fair value of options granted during the year ended December 31, 2022 was CHF 1.66 or $1.74 per share.

The Black-Scholes fair value of SARs was determined using assumptions that were not materially different from those used to value options. The following assumptions were used in the Black-Scholes option-pricing model for determining the fair value of options and SARs granted during the years indicated:

	For the years ended December 31,
	2024	2023	2022
Weighted average share price at the date of grant (1)	USD 11.63 (CHF 10.24)	USD 8.30 (CHF 7.46)	USD 3.57 (CHF 3.41)
Range of expected volatilities (%) (2)	85.54-93.00	68.7-83.8	96.3
Range of expected term (years) (3)	5.50-6.25	6.25	2.50
Range of risk-free interest rates (%) (1)(4)	3.6-4.6	3.5-4.8	0.7
Dividend yield (%)	0.0	0.0	0.0

(1)
Following the NASDAQ U.S. listing in 2023, the equity award exercise price is now denominated in USD and the applicable risk-free interest rate has been adjusted accordingly.
(2)
The expected volatility was derived from the historical stock volatilities of comparable peer public companies within the Company's industry.
(3)
The expected term represents the period that share-based awards are expected to be outstanding.
(4)
The risk-free interest rates in 2023 and 2024 are based on the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected term. Prior to 2023, the risk-free interest rate was based on Switzerland Short-Term Government Bonds with maturities approximately equal to the expected term.

The following table summarizes the Company’s stock option and SARs activity under the 2023 Plan for 2022 to 2024:

	Number of options (1)	Weighted average exercise price (1) (CHF)	Range of expiration dates
Outstanding as of January 1, 2022	1,289,090	2.05	2026-2030
Granted	629,295	2.98	2031
Forfeited	(94,273)	2.35	2023-2030
Exercised	(61,163)	1.85	2026-2027
Outstanding as of December 31, 2022	1,762,949	2.39	2027-2031
Exercisable at December 31, 2022	819,603	1.97	2027-2031
Outstanding as of January 1, 2023	1,762,949	2.39	2027-2031
Options granted(2)	1,614,000	7.49	2033
SARs granted	134,765	7.27	2033
Earnout options granted	369,737	0.01	2028
Forfeited(2)(3)	(302,299)	2.62	2033
Exercised(3)	(112,942)	2.43	2028-2032
Outstanding as of December 31, 2023	3,466,210	4.50	2027-2033
Exercisable at December 31, 2023	1,164,513	2.21	2028-2033
Outstanding as of January 1, 2024	3,466,210	4.50	2027-2033
Options granted	1,811,122	10.24	2034
Forfeited(3)	(288,767)	4.38	2028-2034
Exercised(3)	(301,511)	3.17	2027-2033
Outstanding as of December 31, 2024	4,687,054	6.82	2028-2034
Exercisable at December 31, 2024	1,935,101	4.34	2028-2034

(1)
Retroactive application of the recapitalization effect due to the BCA for activity prior to March 2, 2023, the Exchange Ratio was applied to the number of options and the weighted average exercise price was divided by the same exchange ratio.
(2)
Pursuant to the BCA, all outstanding and unexercised options to purchase Legacy Oculis ordinary shares were assumed by Oculis and each option was replaced by an option to purchase ordinary shares of Oculis (the “Converted Options”). The exchange of Legacy Oculis 2018 Plan options for converted 2023 Plan options is not reflected in the table above. Refer to Note 5 - Financing Activities for further details.
(3)
Forfeited amount includes earnout options forfeited during the years ended December 31, 2024 and 2023. No SARs have been exercised or forfeited during the years ended December 31, 2024 or 2023.

Excluding earnout options, which have an exercise price of CHF 0.01, options outstanding as of December 31, 2024 have exercise prices ranging from CHF 1.77 to CHF 16.18. The weighted average remaining contractual life of options and SARs outstanding as of December 31, 2024 and 2023 was eight years.

Restricted stock units

Each restricted stock unit (“RSU”) granted under the 2023 Plan entitles the grantee to one ordinary share upon vesting of the RSU. The Company intends to settle all outstanding RSUs in equity. The fair value of RSUs is determined by the closing stock price on the date of grant and the related compensation cost is amortized over the vesting period of the award using the graded method. RSU’s have time-based vesting conditions ranging from one to four years. Certain RSU’s also include a performance condition for which the Company has evaluated the probability of achievement. Expense is only recorded for awards with vesting criteria linked to performance conditions that are deemed probable of achievement. No RSUs were granted or outstanding during the year ended December 31, 2023. The following table summarizes the Company’s RSU activity under the 2023 Plan for the year ended December 31, 2024:

	Number of awards	Weighted average grant date fair value (CHF)	Range of expiration dates
Outstanding as of January 1, 2024	—	—	—
RSUs granted	476,908	9.83	2034
RSUs vested/settled	(9,430)	10.51	2034
Outstanding as of December 31, 2024	467,478	9.81	2034

Restricted share awards

Each restricted share award granted under the 2018 Plan was immediately exercised and the expense was recorded at grant date in full. The Company held call options to repurchase shares diminishing ratably on a monthly basis over three years from grant date. For each grant of restricted shares, the Company issued a grant notice, which detailed the terms of the grant, including the number of awards, repurchase right start date and expiration date. The terms of each grant were set by the Board of Directors. Restricted shares were granted and expensed at fair value. No restricted shares were granted under the 2023 Plan during the years ended December 31, 2024 and 2023.

The number and weighted average exercise prices of restricted shares outstanding under the 2023 Plan are as follows (recast after applying the Exchange Ratio to reflect the impact of the BCA):

	Number of Restricted Stock Awards	Weighted average exercise price (CHF)
Issued and exercised as of January 1, 2022	1,186,931	1.73
Issued and exercised as of December 31, 2022	1,186,931	1.73
Not subject to repurchase at December 31, 2022	934,044	1.66
Issued and exercised as of January 1, 2023	1,186,931	1.73
Issued and exercised as of December 31, 2023	1,186,931	1.73
Not subject to repurchase at December 31, 2023	1,088,838	1.71
Issued and exercised as of January 1, 2024	1,186,931	1.73
Issued and exercised as of December 31, 2024	1,186,931	1.73
Not subject to repurchase at December 31, 2024	1,186,931	1.73

Share-based compensation expenses

The following table details share-based compensation expense by award type for the years indicated:

	For the years ended December 31,
	2024	2023	2022
Stock options	8,218	3,608	804
RSUs	1,564	-	-
Total share-based compensation expense	9,782	3,608	804

No expense was recognized during the years ended December 31, 2024, 2023 or 2022 related to restricted stock awards. The reserve for share-based payment increased from CHF 2.8 million as of December 31, 2022 to CHF 6.4 million as of December 31, 2023, and to CHF 16.1 million as of December 31, 2024. During the year, certain options were modified to accelerate vesting upon the death of an employee, resulting in the acceleration of expense recognition. Total expense attributable to the modification was CHF 1.0 million.